COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commercial Commitments Outstanding

	Amount of Commitment Expiration Per Period
					Total
	Less Than	1-3	3-5	More Than	Amounts
	1 Year	Years	Years	5 Years	Committed

	(In thousands)
Purchase obligations	$45,819	$520	$—	$—	$46,339